Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
SFD? related revenue (Note 21)	$ 644,294	$ 2,145,716	$ 0
Expenses
SFD? related costs, net	2,021,768	2,249,126	1,178,183
General and administrative expenses (Note 17,22)	4,045,778	3,420,143	3,736,431
Amortization	1,887,013	1,759,473	1,768,727
Operating expenses	7,954,559	7,428,742	6,683,341
Other expenses (income)
Interest expense, net	750,611	160,262	36,220
Foreign exchange loss (gain)	574,106	(8,028)	(15,340)
Loss on remeasurement of convertible debentures (Note 10)	296,534	0	0
Loss on disposal of assets, lease modifications and other	146,279	15,852	28,855
Total other expenses (income)	1,767,530	168,086	49,735
Loss before income taxes	(9,077,795)	(5,451,112)	(6,733,076)
Income tax expense (Note 18)	0	0	0
Net loss and comprehensive loss	$ (9,077,795)	$ (5,451,112)	$ (6,733,076)
Loss per share (Note 16)
Basic	$ (0.12)	$ (0.07)	$ (0.10)
Diluted	$ (0.12)	$ (0.07)	$ (0.10)